Statements of Loss and Comprehensive Loss - CAD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Consultants and directors fees		$ 1,000	$ 18,900	$ 111,500
Exploration and evaluation costs		961,335	1,288,201	2,583,405
General and administrative		89,513	56,969	17,013
Investor relations		39,874	331,591	1,093,021
Professional fees		174,064	119,767	132,139
Salaries, fees and benefits		307,929	280,050	234,800
Shareholder communications		154,500	90,204	125,844
Share-based payments		90,000	131,314	1,786,445
Loss before other items		(1,818,215)	(2,316,996)	(6,084,167)
Other income (expenses)
Interest income		460	1,819	168
Other income (expenses)		(11,814)	(56,867)	30,966
Loss on foreign exchange			(512)	(2)
Loss on marketable securities		(21,679)	(63,513)	(549,946)
Flow-through recovery		218,207	159,579	717,679
Write-down of exploration and evaluation assets		(1,050,482)	(1,036,875)	(749,771)
Total other income (expense)		(865,308)	(996,369)	(550,906)
Net and comprehensive loss for the year		$ (2,683,523)	$ (3,313,365)	$ (6,635,073)
Loss per common share, basic (in Dollars per share)	[1]	$ (0.25)	$ (0.35)	$ (0.89)
Loss per common share, diluted (in Dollars per share)	[1]	$ (0.25)	$ (0.35)	$ (0.89)
Weighted average number of shares outstanding – basic (in Shares)	[1]	10,629,875	9,356,533	7,437,142
Weighted average number of shares outstanding – diluted (in Shares)	[1]	10,629,875	9,356,533	7,437,142

[1]	On July 13, 2026, the Company completed a 6.5:1 share consolidation (Notes 9 & 14). All weighted average share and loss per share amounts have been retrospectively adjusted to reflect the share consolidation.